Other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Composition of other liabilities

As at	Dec 31 2017	Dec 31 2016
Site restoration costs(a)	$33,975	$30,512
Finance lease obligations(b)	204,242	201,268
Share-based compensation liability (note 13)	111,405	53,725
Cash flow hedges (note 18)	90,199	68,664
Defined benefit pension plans (note 20)	25,076	22,403
Other	5,214	4,339
	470,111	380,911
Less current maturities	(65,226)	(29,720)
	$404,885	$351,191

Provision for site restoration costs
The movement in the provision during the year is explained as follows:

	2017	2016
Balance at January 1	$30,512	$29,892
New or revised provisions	2,823	51
Accretion expense	640	569
Balance at December 31	$33,975	$30,512

Finance lease obligations payable
Finance lease obligations are payable as follows:

	Lease payments	Interest component	Finance lease obligations
2018	$31,447	$23,549	$7,898
2019	31,826	22,727	9,099
2020	32,213	21,756	10,457
2021	32,608	20,612	11,996
2022	33,010	19,271	13,739
Thereafter	236,772	85,719	151,053
	$397,876	$193,634	$204,242
The Company has future minimum lease payments under operating leases relating primarily to vessel charter, terminal facilities, office space, equipment and other operating lease commitments as follows:

As at December 31, 2017

2018	2019	2020	2021	2022	Thereafter
$90,820	$90,035	$56,973	$38,982	$37,858	$163,822